Significant Accounting Policies and Recent Accounting Pronouncements, Foreign Currency Translation (Details) - MPC Capital [Member] - € / $	Dec. 31, 2024	Dec. 16, 2024
Foreign Currency Translation [Abstract]
Exchange rate	1.04156	1.05012
Average rate	1.04235